Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000001700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	7.14%	16.52%		8.99%
C000001703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	13.98%	18.21%		9.91%
C000001704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	3.53%	14.56%		7.03%
C000123977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	10.28%	16.38%		8.10%
C000001707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	10.13%	16.22%		7.93%
C000039982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	10.29%	15.21%		8.35%
C000039985 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	17.09%	16.84%		9.26%
C000039986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	2.89%	15.42%		8.00%
C000039989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	9.45%	17.08%		8.92%
C000171397 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	9.64%	17.26%	10.54%
C000079618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	12.54%	12.91%		6.81%
C000079621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	19.73%	14.54%		7.72%
Without Sales Load [Member] | C000001700 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	13.69%	17.91%		9.64%
Without Sales Load [Member] | C000001702 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	12.84%	17.04%		8.98%
Without Sales Load [Member] | C000001704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.85%	15.92%		7.66%
Without Sales Load [Member] | C000001706 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.03%	15.06%		7.02%
Without Sales Load [Member] | C000039982 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	16.97%	16.58%		9.00%
Without Sales Load [Member] | C000039984 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	15.87%	15.64%		8.34%
Without Sales Load [Member] | C000039986 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	9.17%	16.79%		8.65%
Without Sales Load [Member] | C000039988 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	8.38%	15.92%		8.00%
Without Sales Load [Member] | C000079618 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	19.41%	14.26%		7.45%
Without Sales Load [Member] | C000079619 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	18.52%	13.40%		6.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	15.30%	15.96%	14.23%	12.96%
MSCI World Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	16.26%	14.55%		10.66%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.66%	16.30%		13.35%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Average Annual Return, Percent	13.30%	13.87%		9.04%
MSCI World Value Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index (Net)
Average Annual Return, Percent	15.94%	13.47%		7.69%
Lipper Global Equity Income Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Equity Income Funds Classification Average
Average Annual Return, Percent	16.60%	11.58%		7.24%
Lipper Multi Cap Value Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Multi‑Cap Value Funds Classification Average
Average Annual Return, Percent	11.95%	14.53%		8.96%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	13.70%	13.93%		9.19%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	5.54%	12.47%		6.72%
Lipper Small Cap Core Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Small‑Cap Core Funds Classification Average
Average Annual Return, Percent	6.04%	12.04%	8.59%	7.23%
Russell 2500TM Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	10.47%	13.96%	8.60%	7.73%